Supplement to the
Fidelity Advisor® Series Equity-Income Fund
April 1, 2017
Prospectus

The following information replaces existing information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

James Morrow (lead portfolio manager) has managed the fund since December 2012.

Sean Gavin (co-manager) has managed the fund since April 2017.

It is expected that Mr. Morrow will retire effective as of December 31, 2017. At that time, Mr. Gavin will assume sole responsibility for managing the fund.

The following information replaces the existing biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

James Morrow is lead portfolio manager of the fund, which he has managed since December 2012. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Morrow has worked as a research analyst and portfolio manager.

Sean Gavin is co-manager of the fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Gavin has worked as a research analyst and portfolio manager.

It is expected that Mr. Morrow will retire effective as of December 31, 2017. At that time, Mr. Gavin will assume sole responsibility for managing the fund.

AEDTI-17-01 1.966362.101	April 7, 2017

Supplement to the
Fidelity® Equity-Income Fund
Class K
April 1, 2017
Prospectus

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

It is expected that Mr. Morrow will retire effective as of December 31, 2017. At that time, Ms. Persaud will assume lead portfolio manager responsibilities for the fund.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

It is expected that Mr. Morrow will retire effective as of December 31, 2017. At that time, Ms. Persaud will assume lead portfolio manager responsibilities for the fund.

EQU-K-17-01 1.900366.106	April 7, 2017

Supplement to the
Fidelity® Equity-Income Fund
March 31, 2017
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Portfolio Manager(s)

James Morrow (lead portfolio manager) has managed the fund since October 2011.

Adam Kramer (co-manager) and Ramona Persaud (co-manager) have managed the fund since October 2011.

It is expected that Mr. Morrow will retire effective as of December 31, 2017. At that time, Ms. Persaud will assume lead portfolio manager responsibilities for the fund.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

James Morrow is lead portfolio manager of the fund, which he has managed since October 2011. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Morrow has worked as a research analyst and portfolio manager.

Adam Kramer is co-manager of the fund, which he has managed since October 2011. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Kramer has worked as a research analyst, a portfolio assistant, and a portfolio manager.

Ramona Persaud is co-manager of the fund, which she has managed since October 2011. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Persaud has worked as a research analyst and portfolio manager.

It is expected that Mr. Morrow will retire effective as of December 31, 2017. At that time, Ms. Persaud will assume lead portfolio manager responsibilities for the fund.

EQU-17-01 1.712069.116	April 7, 2017

Supplement to the
Fidelity® Series Equity-Income Fund
Class F
April 1, 2017
Prospectus

The following information replaces existing information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

James Morrow (lead portfolio manager) has managed the fund since December 2012.

Sean Gavin (co-manager) has managed the fund since April 2017.

It is expected that Mr. Morrow will retire effective as of December 31, 2017. At that time, Mr. Gavin will assume sole responsibility for managing the fund.

The following information replaces the existing biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

James Morrow is lead portfolio manager of the fund, which he has managed since December 2012. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Morrow has worked as a research analyst and portfolio manager.

Sean Gavin is co-manager of the fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Gavin has worked as a research analyst and portfolio manager.

It is expected that Mr. Morrow will retire effective as of December 31, 2017. At that time, Mr. Gavin will assume sole responsibility for managing the fund.

EDT-F-17-01 1.966361.101	April 7, 2017

Supplement to the
Fidelity® Series Equity-Income Fund
April 1, 2017
Prospectus

The following information replaces existing information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

James Morrow (lead portfolio manager) has managed the fund since December 2012.

Sean Gavin (co-manager) has managed the fund since April 2017.

It is expected that Mr. Morrow will retire effective as of December 31, 2017. At that time, Mr. Gavin will assume sole responsibility for managing the fund.

The following information replaces the existing biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

James Morrow is lead portfolio manager of the fund, which he has managed since December 2012. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Morrow has worked as a research analyst and portfolio manager.

Sean Gavin is co-manager of the fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Gavin has worked as a research analyst and portfolio manager.

It is expected that Mr. Morrow will retire effective as of December 31, 2017. At that time, Mr. Gavin will assume sole responsibility for managing the fund.

EDT-17-01 1.966360.101	April 7, 2017